RESTRUCTURING AND OTHER EXIT COSTS (Tables)	12 Months Ended
Dec. 30, 2012
Schedule of components of restructuring and other exit costs
Components of restructuring and other exit costs consist of the following:

	Total Expected Costs	Total 2012 Expense	Cumulative To-Date Expense

Employee separation costs	$6,177	$697	$6,177
Contract exit and termination costs	557	247	247
Other associated exit costs	3,300	3,300	3,300

Total	$10,034	$4,244	$9,724

Restructuring fiscal twenty eleven plan
Schedule of summary of accrual activity
A summary of the accrual activity for the 2011 plan is as follows:

	Accrued in 2011	Balance 2011	Accrued in 2012	Incurred in 2012	Balance 2012

Employee separation costs	$5,480	$5,480	$697	$(4,827)	$1,350
Contract exit and termination costs	—	—	174	(153)	21
Other associated exit costs	—	—	1,980	(1,980)	—

Total	$5,480	$5,480	$2,851	$(6,960)	$1,371

Restructuring fiscal twenty zero nine plan
Schedule of summary of accrual activity
A summary of the accrual activity for completed restructuring plans is as follows:

	Balance 2010	Accrued in 2011	Incurred in 2011	Reversed in 2011	Balance 2011	Accrued in 2012	Incurred in 2012	Balance 2012

Employee separation costs	$878	$—	$(358)	$(520)	$—	$—	$—	$—
Contract termination costs	811	124	(708)	(47)	180	6	(186)	—

Total	$1,689	$124	$(1,066)	$(567)	$180	$6	$(186)	$—